Fair-Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Senior unsecured notes	$ 1,050,604	$ 1,050,639
Long-term Debt, Fair Value	$ 1,000,000	$ 1,000,000